Income Taxes	12 Months Ended
Sep. 30, 2013
Income Taxes [Abstract]
Income Taxes

Note 10—Income Taxes

The Company qualifies as a thrift under the provisions of the Internal Revenue Code and, therefore, was permitted, prior to January 1, 1996, to deduct from federal taxable income an allowance for bad debts based on 8% of taxable income before such deduction, less certain adjustments, subject to certain limitations. Beginning January 1, 1996, the Company, for federal income tax purposes, must calculate its tax bad debt deduction using either the experience or specific charge off method. The New York State tax law permits the Company to deduct 32% of its taxable income before bad debt deduction, subject to certain limitations.

Retained earnings at September 30, 2013 included approximately $1,981,000 of such bad debt deduction for which federal income taxes of approximately $612,000 have not been provided. In addition, deferred New York State taxes of approximately $369,000 have not been provided on bad debt deductions in the amount of $4,100,000. If such amount is used for purposes other than for bad debt losses, including distributions in liquidation, it will be subject to income tax at the then current rate.

The components of income taxes (benefit) are as follows:

	Years Ended September 30,
	2013	2012
	(In thousands)
Current income tax expense (benefit):
Federal	$105	$(195)
State	33	(33)

	138	(228)

Deferred income tax expense:
Federal	230	60
State	84	(7)

	314	53

	$452	$(175)

The following table reconciles the reported income taxes and the federal income taxes which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended September 30,
	2013	Percent of Pretax Loss	2012	Percent of Pretax Loss
	(Dollars in thousands)
Federal income taxes	$473	34.0%	$(277)	(34.0)%
State income taxes, net of federal income tax effect	77	5.6%	(26)	(3.2)%
Non-deductible stock based compensation	14	1.0%	28	3.4%
Non-deductible merger related costs (reimbursement)	(102)	(7.3)%	102	12.5%
Other items, net	(10)	(0.8)%	(2)	(0.2)%

Effective Income Taxes	$452	32.5%	$(175)	(21.5)

The tax effects of existing temporary differences that give rise to significant portions of net deferred tax assets and liabilities are as follows:

	September 30,
	2013	2012
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$366	$384
Net operating loss carryforwards	—	252
Deferred rent	63	71
Benefit plan adjustment (Accumulated Other Comprehensive Income)	599	245
Unrealized loss on securities available for sale	473	—
Stock based compensation	203	176
Interest income and other	152	271

Total Deferred Tax Assets	1,856	1,399

Deferred tax liabilities:
Accrued pension	292	288
Depreciation	26	86
Unrealized gain on securities available for sale	—	319

Total Deferred Tax Liabilities	318	693

Net Deferred Tax Assets Included in Other Assets	$1,538	$706

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and carry-forwards are available.

At September 30, 2013, the Company had no net operating loss carry-forwards available for tax reporting purposes. At September 30, 2012, the Company had approximately $602,000 of federal and $834,000 of state net operating loss carry-forwards available to offset future taxable income for tax reporting purposes. These net operating loss carry-forwards were generated during the year ended September 30, 2012 and expire in 2032. At September 30, 2012, there was no valuation allowance against these net operating loss carry-forwards. In determining whether or not a valuation allowance was necessary for its federal and state net operating losses, the Company considered a tax planning strategy related to harvesting the $802,000 of unrealized gains in the available for sale security portfolio at September 30, 2012, and considered forecasted earnings and taxable income limited to the twelve months following September 30, 2012.

The Company, in projecting future results, has considered future market growth, forecasted earnings, future taxable income, and feasible and permissible tax planning strategies in determining the realizability of deferred tax assets. If the Company was to determine that it would not be able to realize a portion of its net deferred tax asset in the future for which there is currently no valuation allowance, an adjustment to the net deferred tax asset would be charged to earnings in the period such determination was made. Conversely, if the Company was to make a determination that it is more likely than not that the deferred tax assets for which there is a valuation allowance would be realized, the related valuation allowance would be reduced and a benefit to earnings would be recorded.